Shareholders' Equity - Summary of Other Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of revaluation reserve [Line Items]
Beginning balance	€ 669	€ 258
Movement in foreign currency translation and net foreign investment hedging reserves	(236)	318
Disposal of a business	(45)	135
Tax effect	3	(12)
Equity movements of joint ventures	(2)	(33)
Equity movements of associates	(9)	3
Ending balance	379	669
Foreign currency translation reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	1,108	596
Movement in foreign currency translation and net foreign investment hedging reserves	(290)	436
Disposal of a business	(29)	104
Tax effect	10	(28)
Ending balance	798	1,108
Net foreign investment hedging reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(371)	(338)
Movement in foreign currency translation and net foreign investment hedging reserves	54	(116)
Disposal of a business		67
Tax effect	(6)	16
Ending balance	(324)	(371)
Equity movements of joint ventures and associates [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(68)	0
Movement in foreign currency translation and net foreign investment hedging reserves		(2)
Disposal of a business	(15)	(36)
Equity movements of joint ventures	(2)	(33)
Equity movements of associates	(9)	3
Ending balance	€ (95)	€ (68)